Basic and diluted net (loss) / income per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) / Income Per Share

Basic and diluted net (loss) / income per share for the years ended December 31, 2012, 2013 and 2014 are calculated as follows:

(Amounts expressed in thousands of United States dollars (“USD”), except for number of shares and per share data)	Years ended December 31,
	2012	2013	2014
Numerator:
Net (loss) / income attributable to Xunlei Limited	503	10,662	10,812
Beneficial Conversion Feature of Series C convertible preferred shares from their modifications	(286)	—	—
Deemed contribution from Series C preferred shareholders	2,979	—	—
Accretion of Series D to convertible redeemable preferred shares redemption value	(3,509)	(4,300)	(1,870)
Contingent beneficial conversion feature of series C to one Series C shareholder	—	—	(57)
Deemed dividend to Series D shareholder from its modification	—	—	(279)
Accretion of Series E to convertible redeemable preferred shares redemption value	—	—	(12,754)
Amortization of beneficial conversion feature of Series E	—	—	(4,139)
Deemed dividend to certain shareholders from repurchase of shares	—	—	(14,926)
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering	—	—	(49,346)
Deemed dividend to preferred shareholders upon IPO	—	—	(32,807)
Allocation of net income to participating preferred shareholders	—	(4,094)	—

Numerator of basic net (loss) / income per share	(313)	2,268	(105,366)

Dilutive effect of warrant	—	(1,531)	—

Numerator for diluted (loss) / income per share	(313)	737	(105,366)
Denominator:
Denominator for basic net (loss) / income per share-weighted average shares outstanding	61,447,372	61,447,372	194,711,227
Dilutive effect of warrants	—	2,218,935	—
Dilutive effect of share options and restricted shares	—	12,399,591	—

Denominator for diluted net (loss) / income per share	61,447,372	76,065,898	194,711,227
Basic net (loss) / income per share	(0.01)	0.04	(0.54)
Diluted net (loss) / income per share	(0.01)	0.01	(0.54)

Schedule of Anti-dilutive Shares Excluded from Computation of Diluted Net Income per Common Share

The following common shares equivalent were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	Years ended December 31,
	2012	2013	2014
Preferred shares—weighted average	110,083,912	110,953,534	93,213,683
Share options and restricted shares —weighted average	2,240,681	2,513,017	9,041,434